Deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Deferred tax assets and liabilities presented on a gross basis prior to any offsetting [Abstract]
Deferred income tax assets	₩ 919,153	₩ 795,131
Deferred income tax liabilities	(10,415,397)	(8,948,520)
Net Deferred income tax assets(liabilities)	₩ (9,496,244)	₩ (8,153,389)	₩ (7,739,060)